Guggenheim Securitized Income ETF Performance Management - Guggenheim Securitized Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information is shown.Updated performance information is available on the Fund’s website at https://portal.guggenheiminvestments.com/etf or by calling 1-800-820-0888. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information is shown.
Performance Availability Website Address [Text]	https://portal.guggenheiminvestments.com/etf
Performance Availability Phone [Text]	1-800-820-0888